Income Taxes - Summary of Net deferred tax assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 85,979	$ 63,840
Research and development credit carryforwards	2,527	2,550
Deferred revenue	8,450	11,138
Stock-based compensation	5,043	4,442
Startup costs	250	350
Operating lease liabilities	3,297
Other	932	782
Total deferred tax assets	106,478	83,102
Deferred tax liabilities:
Investment basis difference in NTN	(1,875)	(2,196)
Intangibles	(11,821)	(9,871)
Operating lease right-of-use assets	(2,940)
Other	(1,343)	(1,602)
Total deferred tax liabilities	(17,979)	(13,669)
Valuation allowance	$ (88,499)	$ (69,433)